Basis of accounting (Policy)	6 Months Ended
Jun. 30, 2023
Disclosure Of Material Accounting Policies Descriptions [Line Items]
Basis of preparation
Basis of preparation
The consolidated

financial statements

(the financial

statements) of

UBS Group AG and

its subsidiaries

(together,
UBS or the Group) are prepared in accordance with International

Financial Reporting Standards (IFRS), as issued by
the International Accounting Standards

Board (the IASB),

and are presented

in US dollars.

These interim financial
statements are prepared in accordance with

IAS 34,
Interim Financial Reporting .
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the

UBS Group AG consolidated annual

financial statements for

the period ended 31 December
2022, except

for the

changes described

in this

Note. Note

2 sets

out the

accounting for

the acquisition

of the

Credit
Suisse

Group.

These

interim

financial

statements

are

unaudited

and

should

be

read

in

conjunction

with
UBS Group AG’s

audited

consolidated

financial

statements

in

the

Annual

Report

2022

and

the

“Management
report” sections of this report, including the disclosures in the “Acquisition of Credit Suisse Group” section of this
report. In

the opinion

of management,

all necessary

adjustments have

been made

for a

fair presentation

of the
Group’s financial position, results of operations

and cash flows.

Critical accounting estimates and judgments	Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to this Note and Note 2, as well as “Note 1a Material accounting policies” in the “Consolidated financial statements” section of the Annual Report 2022.
Business combinations
Business combinations
UBS has determined that

the acquisition of the

Credit Suisse Group constitutes

a business combination

under IFRS.
As per

“Note 1a

Material accounting policies,

item 1

Consolidation” in

the “Consolidated financial

statements”
section of the Annual Report 2022, business

combinations are accounted for using the acquisition method.

Under
this method, any excess of the acquisition-date amounts of the identifiable net assets acquired over the fair value
of the consideration

transferred results in

a negative goodwill

that is recognized

in the income

statement on the
date of the acquisition, with transaction costs

expensed as incurred.

Allowances and provisions for expected credit losses
Allowances and provisions for expected credit

losses
The Group’s material accounting policies in respect of allowances and provisions for expected credit losses are set out in “Note 1a Material accounting policies, item 2g Allowances and provisions for expected credit losses” in the
“Consolidated financial statements”

section of the Annual

Report 2022. Financial

instruments, acquired through a
business combination

that are

not classified

by the

Group at

fair value

through profit

or loss,

are subject

to the
IFRS 9 expected credit loss (ECL)

requirements. At the date of acquisition,

financial instruments within

the scope of
the ECL requirements that are determined to be credit impaired are treated as purchased credit-impaired financial
instruments,

with all

other financial

instruments that

are not

credit impaired

treated as

stage 1 financial

instruments
on

the basis

that there

has not

been

a

significant increase

in cre

dit risk

(an SICR)

since their

initial recognition.
Consistent with the requirements

of IFRS 3 and IFRS

9, immediately after the

application of the

acquisition method
to the

business combination,

financial instruments that

are not

credit impaired

are classified

as stage 1

financial
instruments and a maximum 12-month ECL

is recognized, resulting in

a carrying amount below their

acquisition-
date fair value.

Significant increase in credit risk
For the

purposes of the

30-days-past-due backstop applied for

the determination of

an SICR for

loans that were
not 30 days past due on

the date of acquisition,

days past due are determined by

counting the number of

days for
which the contractual payments have not

been received since the acquisition date.
Default and credit impairment
For the purposes of

the 90-days-past-due backstop

applied for the determination

of whether default has

occurred,
days past

due are

determined by

counting the

number of

days since

the earliest

elapsed due

date in

respect of
which material payments

of interest,

principal or

fees have not

been received,

even if

that date

was prior

to the
acquisition date.

Goodwill and other separately identifiable intangible assets
Goodwill and other separately identifiable

intangible assets

The Group’s material accounting policies in respect of the accounting of goodwill are set out in “Note 1a Material
accounting policies,

item

8

Goodwill” in

the “Consolidated

financial statements”

section

of the

Annual Report
2022.

Separately from

goodwill, UBS

recognizes identifiable

intangible assets

acquired in

a

business

combination that
were not previously recognized in the financial statements

of the acquiree. Amortization of these intangible assets
is recognized on a straight-line basis over their estimated useful life. These assets are tested for impairment at the appropriate cash-generating unit level.
Negative

goodwill,

generally

determined

based

on

the

difference

between

the

provisional

fair

values

for

the
identifiable

assets

acquired

and

liabilities

assumed

and

consideration

transferred,

is

recognized

in

the

income
statement on the acquisition date.

Contingent liabilities recognized in a business combination
Contingent liabilities recognized in a business

combination
Contingent liabilities recognized in a

business combination are initially measured at

fair value. Subsequently,

they
are

measured

at

the

higher

of

(i) the

initially

recognized

fair

value

less

(when

appropriate)

amortization

in
accordance with

the principles

of IFRS

15 and

(ii) the amount

that would

be recognized

in accordance

with the
requirements for provisions as set out in IAS 37.